Investments - Bank loans amortized cost by credit rating and year of origination (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost, net	$ 2,951	$ 3,359
Bank loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	115	261
Allowance	(7)	(16)
Amortized cost, net	108	245
Bank loans | 2016 and prior
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	3	18
Bank loans | 2017
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	28	16
Bank loans | 2018
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	29	62
Bank loans | 2019
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	27	65
Bank loans | 2020
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	14	52
Bank loans | Current
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	14	48
BBB | Bank loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	2	6
BBB | Bank loans | 2016 and prior
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0	0
BBB | Bank loans | 2017
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0	0
BBB | Bank loans | 2018
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0	4
BBB | Bank loans | 2019
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	1	0
BBB | Bank loans | 2020
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	1	0
BBB | Bank loans | Current
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0	2
BB | Bank loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	26	43
BB | Bank loans | 2016 and prior
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0	10
BB | Bank loans | 2017
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	11	0
BB | Bank loans | 2018
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	1	1
BB | Bank loans | 2019
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	6	16
BB | Bank loans | 2020
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	3	11
BB | Bank loans | Current
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	5	5
B | Bank loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	57	150
B | Bank loans | 2016 and prior
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0	5
B | Bank loans | 2017
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	10	8
B | Bank loans | 2018
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	22	42
B | Bank loans | 2019
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	9	37
B | Bank loans | 2020
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	9	23
B | Bank loans | Current
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	7	35
CCC and below | Bank loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	30	62
CCC and below | Bank loans | 2016 and prior
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	3	3
CCC and below | Bank loans | 2017
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	7	8
CCC and below | Bank loans | 2018
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	6	15
CCC and below | Bank loans | 2019
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	11	12
CCC and below | Bank loans | 2020
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	1	18
CCC and below | Bank loans | Current
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	$ 2	$ 6